INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Interest Expense, Net
For the year ended December 31, 2024, net income (loss) attributable to non-controlling interest includes the following amounts:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Cresco Labs Michigan, LLC		Cresco Labs, LLC[1,3]
Revenue	$—		$40,511		$65,362		$18,215		$—		$23,275		$358,060
Gross profit	(397)		26,198		43,051		5,684		(115)		574		194,803
Net income (loss)	$230		$16,453		$35,927		$(4,224)		$(384)		$(6,226)		$2,077
Net income (loss) allocated to NCI[4]	$86		$2,041		$8,986		$(49)		$(77)		$(899)		$3,861
NCI percentage as of December 31, 2024	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.2%	[1]	20.0%	[1]	15.0%	[1]	36.4%
[1]The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 36.4% NCI related to NCI for Cresco Labs Inc.
[2]The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3]Includes the effect of Cresco Labs, LLC unit redemptions and other adjustments.
[4]Net income (loss) used to calculate the Net income loss allocated to NCI is adjusted for certain costs that the parent company is responsible for.
For the year ended December 31, 2023, net income (loss) attributable to non-controlling interest includes the following revised amounts. All balances in this table have been revised from those previously disclosed in Note 8 “Share Capital” to the Consolidated Financial Statements as of and for the year ended December 31, 2023:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Cresco Labs Michigan, LLC[4]		Cresco Labs, LLC[1,3]
Revenue	$8,044		$49,226		$78,481		$9,554		$(180)		$20,289		$379,628
Gross profit	3,673		31,267		51,255		(957)		(2,833)		2,488		203,287
Net income (loss)	$3,213		$16,848		$37,263		$(7,709)		$(1,975)		$(1,758)		$(43,175)
Net income (loss) allocated to NCI[5]	$205		$2,248		$10,069		$(76)		$(389)		$(258)		$(16,129)
NCI percentage as of December 31, 2023	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.2%	[1]	20.0%	[1]	15.0%	[1]	38.3%
[1]The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 38.3% NCI related to NCI for Cresco Labs Inc.
[2]The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3]Includes the effect of Cresco Labs, LLC unit redemptions and other adjustments.
[4]During the second quarter of 2023, Cresco Labs Michigan, LLC net assets grew to a balance that exceeded the life-to-date capital contributions made by Cresco Labs Inc. As a result, the Company began recording NCI related to Cresco Labs Michigan, LLC. The results shown above are only for the period in which Cresco Labs Michigan, LLC was considered an NCI entity.
[5]Net income (loss) used to calculate the Net income loss allocated to NCI is adjusted for certain costs that the parent company is responsible for.
Interest expense, net consisted of the following for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Interest expense – notes and loans payable[1]	$(37,926)	$(43,575)
Interest expense – financing activities[1]	(11,549)	(11,739)
Accretion of debt discount and amortization of deferred financing fees[1]	(4,855)	(4,416)
Interest expense – leases[2]	(3,146)	(3,513)
Interest expense – deferred and contingent considerations[3]	(1,378)	(380)
Interest income	2,922	2,148
Other interest (expense) income	(47)	656
Interest expense, net	$(55,979)	$(60,819)
[1]See Note 11 “Long-term Notes and Loans Payable, Net” for additional information on Interest expense – notes and loans payable, Interest expense – financing activities, and Accretion of debt discount and amortization of deferred financing fees.
[2]See Note 5 “Leases” for additional information regarding Interest expense – leases.
[3]See Note 10 “Acquisitions and Dispositions” for additional information related to deferred and contingent considerations.